Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of the company performed evaluations of its contracts and determined that each of its identified leases
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Operating lease cost	$435,487	$67,896	$870,975	$135,791
Variable lease expense	147,412	6,508	294,825	12,215
Short-term lease expense	2,965	1,847	6,236	2,380
Total lease expense	$585,864	$76,251	$1,172,036	$150,386

Year ended December 31, 2020
Operating lease cost	$271,582
Variable lease expense	24,430
Short-term lease expense	9,060
Total lease expense	$305,072

Schedule of the lease right of use assets and lease liabilities recognized in the balance sheets
As of June 30, 2021
Right of use asset in other non-current assets	$8,156,424

Other current liabilities	$1,009,827
Other non-current liabilities	7,767,283
Total lease liability	$8,777,110

As of December 31, 2020
Right of use asset in other non-current assets	$316,040

Other current liabilities	254,197
Other non-current liabilities	71,961
Total lease liability	$326,158

Schedule of the maturities of the company’s operating lease liabilities
Remainder of 2021	$622,375
2022	1,561,154
2023	1,533,222
2024	1,580,157
2025	1,627,092
Thereafter	3,700,071
Total lease payments	10,624,071
Less: Imputed interest	(1,846,961)
Present value of lease liabilities	$8,777,110

2021	$279,793
2022	67,045
Total lease payments	346,838
Less: Imputed interest	(20,680)
Present value of lease liabilities	$326,158
Year ending December 31,
2021	$279,793
2022	67,045
2023 and thereafter	—
Total	$346,838